Reconciliation to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 154
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500
The following is a reconciliation of Net assets available for benefits per the financial statements to net assets per the Form 5500:

	December 31,
	2025	2024
Net assets available for benefits per the financial statements	$178,219,524	$162,530,168
Adjustment for certain deemed distributions of participant loans	(4,939)	(4,937)
Net assets per Form 5500	$178,214,585	$162,525,231

EBP 170
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500
The following is a reconciliation of Net assets available for benefits per the financial statements to net assets per the Form 5500:

	December 31,
	2025	2024
Net assets available for benefits per the financial statements	$2,040,598,775	$1,811,392,618
Adjustment for certain deemed distributions of participant loans	(158,796)	(87,832)
Net assets per Form 5500	$2,040,439,979	$1,811,304,786